26. EMPLOYEE BENEFITS (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Effect on present value of obligations	R$ (36,627)	R$ (427,523)	R$ 147,728
Plan covering 35% of the average salary | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 246
Effect on present value of obligations	R$ (15,691)
Plan covering 35% of the average salary | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations
Effect on present value of obligations
Plan covering 35% of the average salary | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 1,799
Effect on present value of obligations	R$ 17,563
Plan covering 35% of the average salary | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ (1,045)
Effect on present value of obligations	R$ (10,158)
Plan covering 35% of the average salary | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (320)
Effect on present value of obligations	R$ 15,342
Plan covering 35% of the average salary | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations
Effect on present value of obligations
Plan covering 35% of the average salary | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (1,646)
Effect on present value of obligations	R$ (16,073)
Plan covering 35% of the average salary | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ 1,041
Effect on present value of obligations	R$ 10,116
Average salary supplementation plan | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 879
Effect on present value of obligations	R$ (75,107)
Average salary supplementation plan | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations
Effect on present value of obligations
Average salary supplementation plan | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 8,896
Effect on present value of obligations	R$ 86,537
Average salary supplementation plan | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ (4,623)
Effect on present value of obligations	R$ (44,773)
Average salary supplementation plan | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (919)
Effect on present value of obligations	R$ 82,773
Average salary supplementation plan | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations
Effect on present value of obligations
Average salary supplementation plan | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (8,120)
Effect on present value of obligations	R$ (79,006)
Average salary supplementation plan | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ 4,564
Effect on present value of obligations	R$ 44,205
Mixed supplementary benefit plan (Milenio Plan) | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ (656)
Effect on present value of obligations	R$ (46,256)
Mixed supplementary benefit plan (Milenio Plan) | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 330
Effect on present value of obligations	R$ 2,588
Mixed supplementary benefit plan (Milenio Plan) | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 5,555
Effect on present value of obligations	R$ 53,031
Mixed supplementary benefit plan (Milenio Plan) | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ (894)
Effect on present value of obligations	R$ (9,417)
Mixed supplementary benefit plan (Milenio Plan) | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ 491
Effect on present value of obligations	R$ 49,545
Mixed supplementary benefit plan (Milenio Plan) | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (283)
Effect on present value of obligations	R$ (2,221)
Mixed supplementary benefit plan (Milenio Plan) | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (4,993)
Effect on present value of obligations	R$ (47,660)
Mixed supplementary benefit plan (Milenio Plan) | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ 904
Effect on present value of obligations	R$ 9,425